GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The Company had $5.1 million in goodwill as of December 31, 2021 and December 31, 2020. Other than the Business Combination and reverse recapitalization described in Note 3—Business Combination, there were no business combinations during the years ended December 31, 2021 and 2020. There were no indicators of impairment as of December 31, 2021 and December 31, 2020.
Intangible Assets
The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Licenses	$19,000	$(1,245)	$17,755	$1,000	$(500)	$500
Trade names	1,240	(1,240)	—	1,240	(1,116)	124
	20,240	(2,485)	17,755	2,240	(1,616)	624
Nonamortizable intangible assets:
Marketing Agreement with MGM Resorts International	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$21,240	$(2,485)	$18,755	$3,240	$(1,616)	$1,624
Intangible assets consist of trade names and long-term license agreements with various third parties. The Company entered into agreements with N3TWORK Inc. and The Tetris Company, LLC pursuant to which the Company acquired the rights to develop and operate Tetris®-branded mobile games for an initial term through August 2024. The Company paid N3TWORK Inc. $13.0 million at closing and agreed to pay up to an additional $34.0 million subject to satisfaction of certain conditions, of which $8.0 million was an Advance Payment (as defined in Note 15—Commitments and Contingencies). In addition, the Company will pay royalties to The Tetris Company, LLC, the licensor of the rights.
The aggregate amortization expense for amortizable intangible assets is reflected in “Depreciation and amortization” in the Consolidated Statements of Operations. During the years ended December 31, 2021, 2020, and 2019, amortization was $0.9 million, $0.7 million, and $1.4 million, respectively. There were no impairment charges for intangible assets for the years ended December 31, 2021, 2020, and 2019.
As of December 31, 2021, the estimated annual amortization expense for the years ended December 31, 2021 through 2025 is as follows:

Year Ending December 31,	Projected Amortization Expense
2022	$6,745
2023	6,645
2024	4,365
2025	—
2026	—
Total	$17,755